UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2017

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.87%
Aerospace & Defense - 1.39%
Orbital ATK, Inc.	5,830	$439,757.00

Air Freight & Logistics - 1.36%
CH Robinson Worldwide, Inc.	6,200	430,404

Beverages - 3.99%
Boston Beer Company, Inc. - Class A (a)	2,310	421,921
Coca-Cola Co.	9,710	421,705
PepsiCo, Inc.	3,950	421,663
		1,265,289
Biotechnology - 1.33%
Gilead Sciences, Inc.	5,400	423,252

Capital Markets - 1.32%
Waddell & Reed Financial, Inc. - Class A	22,510	418,686

Chemicals - 4.20%
Eastman Chemical Co.	6,540	444,001
Terra Nitrogen Company, L.P.	3,760	441,574
WR Grace & Co.	5,700	445,341
		1,330,916
Commercial Services & Supplies - 4.18%
Deluxe Corp.	6,350	432,879
Herman Miller, Inc.	12,750	459,892
Pitney Bowes, Inc.	23,070	432,793
		1,325,564
Communications Equipment - 1.37%
Cisco Systems, Inc.	13,780	433,243

Consumer Finance - 2.87%
American Express Co.	6,550	429,549
PRA Group, Inc. (a)	15,030	480,659
		910,208
Containers & Packaging - 2.64%
Crown Holdings, Inc. (a)	7,930	430,044
Owens-Illinois, Inc. (a)	22,670	406,473
		836,517
Distributors - 1.36%
Genuine Parts Co.	4,200	431,844

Diversified Consumer Services - 1.21%
H&R Block, Inc.	17,700	383,382

Diversified Financial Services - 2.79%
Moody's Corp.	4,090	444,543
S&P Global, Inc.	3,560	439,802
		884,345
Electrical Equipment - 1.30%
Emerson Electric Co.	7,850	413,538

Food & Staples Retailing - 2.65%
Kroger Co.	13,140	420,349
Wal-Mart Stores, Inc.	5,880	420,067
		840,416

Food Products - 2.72%
Campbell Soup Co.	7,110	431,719
General Mills, Inc.	6,060	429,169
		860,888
Health Care Equipment & Supplies - 2.73%
Varian Medical Systems, Inc. (a)	4,540	436,430
Zimmer Biomet Holdings, Inc.	3,310	429,009
		865,439
Health Care Providers & Services - 1.31%
Cigna Corp.	3,230	414,280

Hotels, Restaurants & Leisure - 6.62%
Brinker International, Inc.	7,850	421,623
Choice Hotels International, Inc.	8,780	425,741
Cracker Barrel Old Country Store, Inc.	2,700	410,697
Marriott International, Inc. - Class A	5,890	420,134
Sonic Corp.	14,550	417,440
		2,095,635
Household Durables - 1.36%
Tupperware Brands Corp.	6,600	432,498

Household Products - 2.70%
Kimberly-Clark Corp.	3,320	425,159
Procter & Gamble Co.	4,930	430,439
		855,598
Internet Software & Services - 1.35%
j2 Global, Inc.	6,280	428,108

IT Services - 6.92%
CSG Systems International, Inc.	10,600	463,431
NeuStar, Inc. - Class A (a)	17,030	432,732
Syntel, Inc. (a)	9,330	430,766
Teradata Corp. (a)	13,520	428,990
Western Union Co.	20,420	439,438
		2,195,357
Leisure Products - 1.20%
Polaris Industries, Inc.	4,380	379,483

Life Sciences Tools & Services - 1.34%
Waters Corp. (a)	2,700	424,737

Machinery - 4.11%
Crane Co.	6,630	426,442
Hillenbrand, Inc.	13,520	434,668
ITT, Inc.	12,250	443,205
		1,304,315
Media - 1.36%
Omnicom Group, Inc.	5,020	432,373

Multiline Retail - 2.55%
Nordstrom, Inc.	8,140	410,745
Target Corp.	5,680	398,679
		809,424
Personal Products - 2.67%
Herbalife Ltd. (a)(b)	6,600	400,950
USANA Health Sciences, Inc. (a)	3,260	445,772
		846,722
Pharmaceuticals - 3.87%
Endo International PLC (a)(b)	18,360	380,052
Johnson & Johnson	3,510	418,883
Pfizer, Inc.	12,260	426,649
		1,225,584

Professional Services - 1.34%
Dun & Bradstreet Corp.	3,090	425,339

Road & Rail - 1.36%
Landstar System, Inc.	6,240	431,995

Semiconductors & Semiconductor Equipment - 2.79%
Synaptics, Inc. (a)	7,680	437,530
Xilinx, Inc.	8,220	445,606
		883,136
Software - 4.09%
Citrix Systems, Inc. (a)	4,900	427,280
Oracle Corp.	10,350	426,627
VMware, Inc. - Class A (a)	6,050	443,647
		1,297,554
Specialty Retail - 4.17%
Bed Bath & Beyond, Inc.	9,250	428,923
Best Buy Company, Inc.	12,450	479,075
Buckle, Inc.	16,090	414,639
		1,322,637
Technology Hardware, Storage & Peripherals - 2.97%
HP, Inc.	29,590	425,208
NetApp, Inc.	14,940	516,775
		941,983
Textiles, Apparel & Luxury Goods - 2.64%
Deckers Outdoor Corp. (a)	6,310	412,359
Wolverine World Wide, Inc.	17,800	425,598
		837,957
Tobacco - 1.39%
Vector Group Ltd.	19,821	442,207

Trading Companies & Distributors - 1.35%
MSC Industrial Direct Co., Inc. - Class A	5,850	427,284

TOTAL COMMON STOCKS (Cost $29,613,458)		31,347,894

SHORT-TERM INVESTMENTS - 1.11%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.198% (c)	351,356	351,356
TOTAL SHORT-TERM INVESTMENTS (Cost $351,356)		351,356

Total Investments (Cost $29,964,814) - 99.98%		31,699,250
Other Assets in Excess of Liabilities - 0.02%		6,741
TOTAL NET ASSETS - 100.00%		$31,705,991

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of August 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows*:

Cost of investments	$29,964,814
Gross unrealized appreciation	3,236,003
Gross unrealized depreciation	(1,501,567)
Net unrealized appreciation	$1,734,436

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”),  which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service ("Pricing Service"). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills are valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity,

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures" Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.  The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.

Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3

Common Stocks*	$31,347,894	$-	$-	$31,347,894
Short-Term Investments	351,356	-	-	351,356
Total Investments in Securities	$31,699,250	$-	$-	$31,699,250

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning and end of the fiscal period. There were no transfers between levels as of August 31, 2016.
For the period ended August 31, 2016 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2016.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date  October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date:  October 24, 2016.

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date:  October 24, 2016.

* Print the name and title of each signing officer under his or her signature.